Interest-bearing loans and borrowings (Tables)	6 Months Ended
Jun. 30, 2024
Interest-Being Loans And Borrowings [Abstract]
Schedule and maturity of borrowings

(in thousands of USD)	Note	Bank loans	Other Notes	Lease liabilities	Other borrowings	Total
More than 5 years	—	30,203	—	206	52,337	82,746
Between 1 and 5 years	—	332,032	198,219	3,157	18,911	552,319
More than 1 year		362,235	198,219	3,363	71,248	635,065
Less than 1 year	—	166,124	3,733	33,493	92,298	295,648
At January 1, 2024		528,359	201,952	36,856	163,546	930,713

New loans	—	960,666	—	—	404,356	1,365,022
Scheduled repayments	—	(101,701)	—	(32,092)	(220,500)	(354,293)
Early repayments	—	(105,000)	—	—	—	(105,000)
Acquisitions through business combinations	24	332,529	—	1,500	234,491	568,520
Other changes	—	4,267	332	—	(2,072)	2,527
Exit from the consolidation scope	—	—	—	(1,137)	—	(1,137)
Translation differences	—	(1,644)	—	(25)	(2,648)	(4,317)
Balance at June 30, 2024		1,617,476	202,284	5,102	577,173	2,402,035

More than 5 years	—	252,468	—	282	392,253	645,003
Between 1 and 5 years	—	959,747	198,551	1,901	84,440	1,244,639
More than 1 year		1,212,215	198,551	2,183	476,693	1,889,642
Less than 1 year	—	405,261	3,733	2,919	100,480	512,393
Balance at June 30, 2024		1,617,476	202,284	5,102	577,173	2,402,035

The following are the remaining contractual maturities of financial liabilities:

		Contractual cash flows December 31, 2023
(in thousands of USD)	Note	Carrying Amount	Total	Less than 1 year	Between 1 and 5 years	More than 5 years
Non derivative financial liabilities
Bank loans and other notes	16	730,311	837,126	217,328	587,681	32,117
Other borrowings	16	163,546	214,641	99,058	40,363	75,220
Lease liabilities	16	36,856	37,732	33,806	3,651	276
Current trade and other payables *	17	106,613	106,613	106,613	—	—
		1,037,326	1,196,112	456,805	631,694	107,613

Derivative financial liabilities
Interest rate swaps	17	146	(9)	(876)	797	70
		146	(9)	(876)	797	70

		Contractual cash flows June 30, 2024
(in thousands of USD)		Carrying Amount	Total	Less than 1 year	Between 1 and 5 years	More than 5 years
Non derivative financial liabilities
Bank loans and other notes	16	1,819,760	2,164,574	649,802	1,214,901	299,870
Other borrowings	16	577,173	810,706	134,888	186,643	489,175
Lease liabilities	16	5,102	5,635	3,075	2,214	346
Current trade and other payables *	17	71,649	71,649	71,649	—	—
		2,473,684	3,052,564	859,414	1,403,758	789,391

Derivative financial liabilities
Interest rate swaps	17	—	719	(148)	860	7
		—	719	(148)	860	7
* Deferred income and VAT payables (included in other payables) (see Note 16), which are not financial liabilities, are not included.

Disclosure of terms and conditions of outstanding loans	The terms and conditions of outstanding loans were as follows:

(in thousands of USD)				June 30, 2024			December 31, 2023
	Cur r.	Nominal interest rate	Year of mat.	Facility size	Drawn	Carrying value	Facility size	Drawn	Carrying value
Unsecured Revolving loan 80.0M	EUR	SOFR + CAS + 1.45%	2026	85,000	85,000	85,149	88,400	—	(66)
Secured FSO loan 150M	USD	SOFR + 2.15%	2030	116,120	116,120	115,195	124,809	124,809	123,728
Secured vessels loan Refi - Revolving facility 932M*	USD	SOFR + 2.30% - 2.90%	2028	932,432	778,681	772,381	725,000	—	(8,398)
Secured vessels loan Refi - Transition facility 293M	USD	SOFR + 2.30% - 2.90%	2025	293,415	293,415	291,258	368,225	368,225	365,662
Secured vessels loan Refi - Newbuild facility 190M	USD	SOFR + 2.30% - 2.90%	2028	—	—	—	47,500	47,500	47,433
Credit Line Belfius Windcat EUR 1.25M	EUR	SOFR + 1.83%	—	1,338	1,338	1,338	—	—	—
Credit Line KBC Windcat EUR 1.25M	EUR	SOFR + 2.40%	—	1,338	1,338	1,338	—	—	—
Loan BNPPF 100M	EUR	Euribor + 1.00%	2037	107,197	57,449	57,449	—	—	—
Loan CEXIM I 152M	USD	SOFR + 2.06%	2036	151,993	44,811	43,983	—	—	—
Loan CEXIM II 280M	USD	SOFR + 1.80%	2035	279,910	175,077	171,060	—	—	—
Loan CEXIM III 224M	USD	SOFR + 2.06%	2038	224,000	—	—	—	—	—
Loan KBC/Belfius Windcat EUR 78M	EUR	Euribor + 3.25%	2027	83,481	44,229	43,883	—	—	—
Loan SocGen EUR 50M	EUR	Euribor + 1.00%	2037	53,646	25,439	25,439	—	—	—
Loan SocGen EUR 8.8M	EUR	Euribor + 1.10%	2033	8,949	8,949	9,003	—	—	—
Total interest-bearing bank loans				2,338,819	1,631,847	1,617,476	1,353,934	540,534	528,359

* The total amount available under the revolving loan facilities depends on the total value of the fleet of tankers securing the facility.

Schedule of unsecured notes

(in thousands of USD)				June 30, 2024			December 31, 2023
	Curr.	Nominal interest rate	Year of mat.	Facility size	Drawn	Carrying value	Facility size	Drawn	Carrying value
Unsecured notes	USD	6.25%	2026	200,000	200,000	202,284	200,000	200,000	201,952
Total other notes				200,000	200,000	202,284	200,000	200,000	201,952

Schedule of future lease payments for leaseback agreement maturity	The future lease payments for these leaseback agreements are as follows:

(in thousands of USD)	June 30, 2024	December 31, 2023

Less than one year	19,841	4,547
Between one and five years	85,406	19,130
More than five years	395,308	52,828
Total future lease payables	500,555	76,505